Average Annual Total Returns - Class H - Weakening Dollar 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.55%	(0.08%)	(4.75%)	10.47%	(0.12%)	(4.77%)	6.24%	(0.08%)	(3.43%)	(6.69%)	(1.83%)	1.30%